Intangible fixed assets (Details) $ in Thousands	6 Months Ended
Mar. 31, 2025 USD ($)
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	$ 1,939
Ending balance	1,935
Impairment	$ 0
Minimum
Reconciliation of changes in intangible assets other than goodwill [abstract]
Estimated useful lives, intangible assets	3 years
Maximum
Reconciliation of changes in intangible assets other than goodwill [abstract]
Estimated useful lives, intangible assets	10 years
Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	$ 2,431
Additions	223
Foreign exchange on translation	(74)
Ending balance	2,580
Amortisation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(492)
Charge	(166)
Foreign exchange on translation	13
Ending balance	$ (645)